Schedule of Investments (unaudited)
June 30, 2022
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 61.4%
BlackRock Equity Dividend Fund, Class K	1,508,802	$ 29,798,836
iShares Core S&P Total U.S. Stock Market ETF	3,356,986	281,248,287
iShares ESG Aware MSCI USA ETF	2,012,378	168,838,514
iShares GSCI Commodity Dynamic Roll Strategy ETF	308,009	12,609,888
iShares MSCI EAFE Growth ETF	529,770	42,641,187
iShares MSCI EAFE Value ETF	2,040,496	88,557,526
iShares MSCI Emerging Markets Min Vol Factor ETF	899,148	49,839,774
iShares MSCI USA Min Vol Factor ETF	284,319	19,962,037
iShares S&P Small-Cap 600 Value ETF	264,086	23,511,577
iShares U.S. Energy ETF	474,706	18,095,793
iShares U.S. Infrastructure ETF	345,398	11,757,348
		746,860,767
Fixed-Income Funds — 38.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,938,817	37,379,374
iShares 10-20 Year Treasury Bond ETF	416,350	50,024,453
iShares Convertible Bond ETF	265,585	18,420,976
iShares Core Total USD Bond Market ETF	1,218,294	57,040,525
iShares Fallen Angels USD Bond ETF	1,284,865	31,633,376
iShares TIPS Bond ETF	576,466	65,665,242
Master Total Return Portfolio	$ 211,397,549	211,397,549
		471,561,495
Total Long-Term Investments — 100.1% (Cost: $1,203,450,812)		1,218,422,262
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	377,896	$ 377,896
Total Short-Term Securities — 0.0% (Cost: $377,896)		377,896
Total Investments — 100.1% (Cost: $1,203,828,708)		1,218,800,158
Liabilities in Excess of Other Assets — (0.1)%		(1,738,162)
Net Assets — 100.0%		$ 1,217,061,996
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$ 44,041,303	$ 15,125,952	$ (49,899,415)	$ 3,476,159	$ (12,743,999)	$ —	—	$ 153,417	$ 295,981
BlackRock Equity Dividend Fund, Class K	—	31,247,286	—	—	(1,448,450)	29,798,836	1,508,802	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,066,380	—	(1,688,484)(b)	—	—	377,896	377,896	3,817	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 26,293,146	$ 38,575,701	$ (26,712,840)	$ (199,303)	$ (577,330)	$ 37,379,374	3,938,817	$ 171,400	$ —
BlackRock Technology Opportunities Fund, Class K(a)	42,548,773	4,236,303	(35,876,872)	(6,824,438)	(4,083,766)	—	—	—	1,167,851
iShares 10-20 Year Treasury Bond ETF	—	55,670,916	(607,614)	(63,941)	(4,974,908)	50,024,453	416,350	245,901	—
iShares Convertible Bond ETF	—	19,244,892	(107,078)	(533)	(716,305)	18,420,976	265,585	18,243	—
iShares Core S&P Small-Cap ETF(a)	47,274,684	4,395,316	(46,719,242)	6,657,241	(11,607,999)	—	—	384,387	—
iShares Core S&P Total U.S. Stock Market ETF	183,205,007	152,840,636	(7,961,217)	(652,865)	(46,183,274)	281,248,287	3,356,986	2,764,485	—
iShares Core Total USD Bond Market ETF	96,247,379	58,278,702	(82,818,103)	(10,022,607)	(4,644,846)	57,040,525	1,218,294	1,443,288	—
iShares ESG Aware MSCI USA ETF	206,222,008	22,123,726	(26,879,300)	(4,119,570)	(28,508,350)	168,838,514	2,012,378	1,939,403	—
iShares Fallen Angels USD Bond ETF	27,358,819	44,778,884	(31,638,431)	(2,057,083)	(6,808,813)	31,633,376	1,284,865	1,303,336	—
iShares Global Financials ETF(a)	34,722,676	2,184,872	(36,630,309)	(904,250)	627,011	—	—	379,566	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 42,606,269	$ 11,741,266	$ (47,892,097)	$ 7,189,482	$ (1,035,032)	$ 12,609,888	308,009	$ 5,152,464	$ —
iShares MSCI EAFE Growth ETF	95,453,656	9,341,380	(42,606,972)	(4,572,672)	(14,974,205)	42,641,187	529,770	1,223,462	—
iShares MSCI EAFE Value ETF	105,343,148	13,174,233	(14,546,406)	(1,378,109)	(14,035,340)	88,557,526	2,040,496	5,287,260	—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	51,710,502	(286,058)	(3,146)	(1,581,524)	49,839,774	899,148	241,033	—
iShares MSCI USA Min Vol Factor ETF	—	22,547,586	(608,463)	(26,561)	(1,950,525)	19,962,037	284,319	207,518	—
iShares MSCI USA Value Factor ETF(a)	50,197,339	3,683,407	(54,417,697)	14,507,409	(13,970,458)	—	—	453,983	—
iShares S&P Small-Cap 600 Value ETF	—	25,144,586	(143,439)	(3,260)	(1,486,310)	23,511,577	264,086	74,339	—
iShares TIPS Bond ETF	58,730,632	55,989,884	(42,957,444)	(1,322,848)	(4,774,982)	65,665,242	576,466	2,284,818	—
iShares U.S. Energy ETF	22,223,494	2,475,291	(14,252,829)	3,823,664	3,826,173	18,095,793	474,706	561,156	—
iShares U.S. Infrastructure ETF	—	12,711,734	(72,047)	(1,505)	(880,834)	11,757,348	345,398	33,071	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 224,142,521	$ 18,709,407(b)(c)	$ —	$ (9,284,339)	$ (22,170,040)	$ 211,397,549	$211,397,549	$ 4,048,351	$ —
SL Liquidity Series, LLC, Money Market Series(a)	435,999	—	(435,999)(b)	—	—	—	—	4,368(d)	—
				$ (5,783,075)	$ (194,704,106)	$ 1,218,800,158		$ 28,379,066	$ 1,463,832
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 60/40 Target Allocation Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,007,024,713	$ —	$ —	$ 1,007,024,713
Short-Term Securities
Money Market Funds	377,896	—	—	377,896
	$ 1,007,402,609	$ —	$ —	1,007,402,609
Investments valued at NAV(a)				211,397,549
				$ 1,218,800,158
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s